December 31, 2003	• •	Pacific Select Fund Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Annual

          Reports

PACIFIC SELECT

PACIFIC SELECT FUND

Chairman’s Letter	A-1
Performance Discussion	A-2
Schedules of Investments and Notes	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-5
Statements of Changes in Net Assets	C-9
Financial Highlights	D-1
Notes to Financial Statements	E-1
Independent Auditors’ Report	F-1
Trustees and Officers Information	G-1
Special Meetings of Shareholders	G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-5
Statements of Changes in Net Assets	H-9
Financial Highlights	I-1
Notes to Financial Statements	J-1
Independent Auditors’ Report	K-1

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account	I-Net TollkeeperSM Variable Account	Financial Services Variable Account

ASSETS

Investments:
Blue Chip Portfolio	$79,865

Aggressive Growth Portfolio		$5,052

Diversified Research Portfolio			$36,382

Small-Cap Equity Portfolio				$44,897

International Large-Cap Portfolio					$85,686

Short Duration Bond Portfolio						$61,128

I-Net TollkeeperSM Portfolio							$8,944

Financial Services Portfolio								$8,789

Receivables:

Due from Pacific Life Insurance Company	19	—	1,494	—	3,613	69	—	—

Fund shares redeemed	—	22	—	43	—	—	—	1

Total Assets	79,884	5,074	37,876	44,940	89,299	61,197	8,944	8,790

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	22	—	43	—	—	—	1

Fund shares purchased	19	—	1,494	—	3,613	69	—	—

Total Liabilities	19	22	1,494	43	3,613	69	—	1

NET ASSETS	$79,865	$5,052	$36,382	$44,897	$85,686	$61,128	$8,944	$8,789

Shares Owned in each Portfolio	10,606	640	3,415	2,422	12,798	6,158	2,269	871

Cost of Investments	$89,571	$4,127	$32,285	$39,501	$87,228	$61,542	$7,117	$7,352

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

ASSETS

Investments:

Health Sciences Portfolio	$10,017

Technology Portfolio		$10,170

Growth LT Portfolio			$295,057

Focused 30 Portfolio				$6,895

Mid-Cap Value Portfolio					$97,916

International Value Portfolio						$219,306

Capital Opportunities Portfolio							$19,768

Equity Index Portfolio								$240,305

Receivables:

Due from Pacific Life Insurance Company	1	1,254	—	258	—	—	—	—

Fund shares redeemed	—	—	255	—	39	470	29	704

Total Assets	10,018	11,424	295,312	7,153	97,955	219,776	19,797	241,009

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	—	255	—	39	470	29	704

Fund shares purchased	1	1,254	—	258	—	—	—	—

Total Liabilities	1	1,254	255	258	39	470	29	704

NET ASSETS	$10,017	$10,170	$295,057	$6,895	$97,916	$219,306	$19,768	$240,305

Shares Owned in each Portfolio	1,107	2,251	16,837	966	6,691	16,978	2,531	9,083

Cost of Investments	$8,642	$8,412	$246,882	$6,270	$74,586	$213,974	$19,544	$164,919

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street® Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account	Money Market Variable Account

ASSETS

Investments:

Small-Cap Index Portfolio	$55,212

Multi-Strategy Portfolio		$106,037

Main Street® Core Portfolio (1)			$210,859

Emerging Markets Portfolio				$42,748

Inflation Managed Portfolio					$146,092

Managed Bond Portfolio						$270,478

Small-Cap Value Portfolio							$25,627

Money Market Portfolio								$76,551

Receivables:

Due from Pacific Life Insurance Company	—	—	—	208	1,342	—	263	343

Fund shares redeemed	330	40	100	—	—	1,304	—	—

Total Assets	55,542	106,077	210,959	42,956	147,434	271,782	25,890	76,894

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	330	40	100	—	—	1,304	—	—

Fund shares purchased	—	—	—	208	1,342	—	263	343

Total Liabilities	330	40	100	208	1,342	1,304	263	343

NET ASSETS	$55,212	$106,037	$210,859	$42,748	$146,092	$270,478	$25,627	$76,551

Shares Owned in each Portfolio	4,699	6,995	11,252	4,318	11,957	24,236	2,034	7,589

Cost of Investments	$44,179	$92,926	$191,384	$28,132	$124,090	$255,842	$20,858	$76,275

(1)	Formerly named Large-Cap Core Variable Account and Large-Cap Core Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2003

(In thousands)

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

ASSETS

Investments:

High Yield Bond Portfolio	$130,232

Equity Income Portfolio		$14,866

Equity Portfolio			$69,453

Aggressive Equity Portfolio				$38,693

Large-Cap Value Portfolio					$137,942

Comstock Portfolio (1)						$32,121

Real Estate Portfolio							$42,881

Mid-Cap Growth Portfolio								$10,573

Receivables:

Due from Pacific Life Insurance Company	31	—	—	—	—	7	464	—

Fund shares redeemed	—	36	540	40	68	—	—	265

Total Assets	130,263	14,902	69,993	38,733	138,010	32,128	43,345	10,838

LIABILITIES

Payables:

Due to Pacific Life Insurance Company	—	36	540	40	68	—	—	265

Fund shares purchased	31	—	—	—	—	7	464	—

Total Liabilities	31	36	540	40	68	7	464	265

NET ASSETS	$130,232	$14,866	$69,453	$38,693	$137,942	$32,121	$42,881	$10,573

Shares Owned in each Portfolio	18,547	1,390	3,988	4,249	11,873	3,605	2,705	1,885

Cost of Investments	$129,961	$12,143	$69,805	$35,309	$138,031	$26,876	$29,108	$8,334

(1)	Formerly named Strategic Value Variable Account and Strategic Value Portfolio.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Blue Chip Variable Account	Aggressive Growth Variable Account	Diversified Research Variable Account	Small-Cap Equity Variable Account	International Large-Cap Variable Account	Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account	Financial Services Variable Account

INVESTMENT INCOME

Dividends	$166	$—	$107	$176	$871	$1,001	$—	$55
EXPENSES

Mortality and expense risk fees	930	53	326	394	850	483	77	79

Net Investment Income (Loss)	(764)	(53)	(219)	(218)	21	518	(77)	(24)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized loss from security transactions	(10,329)	(254)	(1,345)	(1,826)	(6,416)	(24)	(1,834)	(38)

Change in net unrealized appreciation (depreciation) on investments	26,829	1,360	8,534	12,535	24,746	(414)	4,022	1,756

Net Gain (Loss) on Investments	16,500	1,106	7,189	10,709	18,330	(438)	2,188	1,718

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,736	$1,053	$6,970	$10,491	$18,351	$80	$2,111	$1,694

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Health Sciences Variable Account	Technology Variable Account	Growth LT Variable Account	Focused 30 Variable Account	Mid-Cap Value Variable Account	International Value Variable Account	Capital Opportunities Variable Account	Equity Index Variable Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$454	$3,262	$69	$3,267
EXPENSES

Mortality and expense risk fees	91	76	3,540	55	1,014	2,457	225	2,968

Net Investment Income (Loss)	(91)	(76)	(3,540)	(55)	(560)	805	(156)	299

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(190)	(318)	(10,547)	(907)	(1,246)	(20,135)	(3,490)	4,131

Change in net unrealized appreciation on investments	1,958	2,818	93,038	2,425	21,596	65,922	7,706	50,202

Net Gain on Investments	1,768	2,500	82,491	1,518	20,350	45,787	4,216	54,333

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,677	$2,424	$78,951	$1,463	$19,790	$46,592	$4,060	$54,632

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	Small-Cap Index Variable Account	Multi- Strategy Variable Account	Main Street Core Variable Account (1)	Emerging Markets Variable Account	Inflation Managed Variable Account	Managed Bond Variable Account	Small-Cap Value Variable Account (2)	Money Market Variable Account

INVESTMENT INCOME

Dividends	$273	$1,529	$1,883	$342	$11,163	$29,248	$191	$1,017
EXPENSES

Mortality and expense risk fees	480	1,269	2,420	383	2,259	4,005	174	1,622

Net Investment Income (Loss)	(207)	260	(537)	(41)	8,904	25,243	17	(605)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(2,921)	(2,132)	(6,478)	(1,640)	4,131	9,154	(4)	319

Change in net unrealized appreciation (depreciation) on investments	16,867	21,796	51,406	18,362	(1,366)	(17,884)	4,769	(292)

Net Gain (Loss) on Investments	13,946	19,664	44,928	16,722	2,765	(8,730)	4,765	27

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,739	$19,924	$44,391	$16,681	$11,669	$16,513	$4,782	($578)

(1)	Formerly named Large-Cap Core Variable Account.

(2)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2003

(In thousands)

	High Yield Bond Variable Account	Equity Income Variable Account	Equity Variable Account	Aggressive Equity Variable Account	Large-Cap Value Variable Account	Comstock Variable Account (1)	Real Estate Variable Account	Mid-Cap Growth Variable Account

INVESTMENT INCOME

Dividends	$7,974	$167	$239	$175	$1,419	$191	$1,856	$—
EXPENSES

Mortality and expense risk fees	1,351	164	866	456	1,493	253	464	111

Net Investment Income (Loss)	6,623	3	(627)	(281)	(74)	(62)	1,392	(111)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) from security transactions	(8,228)	(757)	(12,636)	(7,331)	(8,027)	(588)	339	(3,900)

Change in net unrealized appreciation on investments	19,751	3,645	27,291	17,744	39,420	6,813	9,643	6,170

Net Gain on Investments	11,523	2,888	14,655	10,413	31,393	6,225	9,982	2,270

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,146	$2,891	$14,028	$10,132	$31,319	$6,163	$11,374	$2,159

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

(In thousands)

	Blue Chip Variable Account		Aggressive Growth Variable Account		Diversified Research Variable Account		Small-Cap Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($764)	($1,031)	($53)	($109)	($219)	($224)	($218)	($330)

Net realized loss from security transactions	(10,329)	(7,264)	(254)	(2,896)	(1,345)	(2,626)	(1,826)	(8,513)

Change in net unrealized appreciation (depreciation) on investments	26,829	(21,211)	1,360	1,672	8,534	(4,907)	12,535	(3,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,736	(29,506)	1,053	(1,333)	6,970	(7,757)	10,491	(12,643)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,591	1,472	133	175	383	304	275	480

Transfers between variable accounts, net	(2,278)	6,195	1,302	(12,497)	10,768	4,481	11,617	(2,032)

Transfers—policy charges and deductions	(639)	(719)	(43)	(96)	(255)	(132)	(321)	(355)

Transfers—surrenders	(9,808)	(11,655)	(598)	(1,018)	(3,957)	(3,456)	(4,353)	(6,200)

Transfers—other	4	(2)	1	1	32	2	(2)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(11,130)	(4,709)	795	(13,435)	6,971	1,199	7,216	(8,106)

NET INCREASE (DECREASE) IN NET ASSETS	4,606	(34,215)	1,848	(14,768)	13,941	(6,558)	17,707	(20,749)

NET ASSETS

Beginning of Year	75,259	109,474	3,204	17,972	22,441	28,999	27,190	47,939

End of Year	$79,865	$75,259	$5,052	$3,204	$36,382	$22,441	$44,897	$27,190

See	Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	International Large-Cap Variable Account		Short Duration Bond Variable Account (1)	I-Net Tollkeeper Variable Account		Financial Services Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$21	($243)	$518	($77)	($65)	($24)	($73)

Net realized loss from security transactions	(6,416)	(14,702)	(24)	(1,834)	(7,512)	(38)	(1,106)

Change in net unrealized appreciation (depreciation) on investments	24,746	(272)	(414)	4,022	4,393	1,756	(223)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,351	(15,217)	80	2,111	(3,184)	1,694	(1,402)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,371	1,085	1,184	88	67	199	92

Transfers between variable accounts, net	12,355	(8,756)	64,729	3,264	(1,047)	3,065	(225)

Transfers—policy charges and deductions	(570)	(616)	(388)	(49)	(43)	(27)	(33)

Transfers—surrenders	(8,388)	(9,677)	(4,494)	(930)	(505)	(996)	(1,126)

Transfers—other	17	3	17	(1)	—	1	7

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,785	(17,961)	61,048	2,372	(1,528)	2,242	(1,285)

NET INCREASE (DECREASE) IN NET ASSETS	23,136	(33,178)	61,128	4,483	(4,712)	3,936	(2,687)

NET ASSETS

Beginning of Year	62,550	95,728	—	4,461	9,173	4,853	7,540

End of Year	$85,686	$62,550	$61,128	$8,944	$4,461	$8,789	$4,853

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Health Sciences Variable Account		Technology Variable Account		Growth LT Variable Account		Focused 30 Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment loss	($91)	($101)	($76)	($48)	($3,540)	($915)	($55)	($63)

Net realized loss from security transactions	(190)	(710)	(318)	(2,128)	(10,547)	(39,081)	(907)	(2,355)

Change in net unrealized appreciation (depreciation) on investments	1,958	(1,550)	2,818	(562)	93,038	(118,708)	2,425	231

Net Increase (Decrease) in Net Assets Resulting from Operations	1,677	(2,361)	2,424	(2,738)	78,951	(158,704)	1,463	(2,187)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	161	107	200	49	2,765	3,550	43	35

Transfers between variable accounts, net	3,366	(647)	5,183	799	(42,824)	(57,375)	2,523	(2,116)

Transfers—policy charges and deductions	(45)	(60)	(25)	(22)	(3,744)	(4,233)	(32)	(63)

Transfers—surrenders	(1,153)	(1,301)	(1,164)	(689)	(34,657)	(59,334)	(810)	(897)

Transfers—other	—	—	(1)	2	9	22	2	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,329	(1,901)	4,193	139	(78,451)	(117,370)	1,726	(3,041)

NET INCREASE (DECREASE) IN NET ASSETS	4,006	(4,262)	6,617	(2,599)	500	(276,074)	3,189	(5,228)

NET ASSETS

Beginning of Year	6,011	10,273	3,553	6,152	294,557	570,631	3,706	8,934

End of Year	$10,017	$6,011	$10,170	$3,553	$295,057	$294,557	$6,895	$3,706

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Mid-Cap Value Variable Account		International Value Variable Account		Capital Opportunities Variable Account		Equity Index Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($560)	$6,598	$805	($1,057)	($156)	($249)	$299	$28,025

Net realized gain (loss) from security transactions	(1,246)	(6,436)	(20,135)	(35,617)	(3,490)	(5,134)	4,131	2,438

Change in net unrealized appreciation (depreciation) on investments	21,596	(20,121)	65,922	(2,512)	7,706	(2,664)	50,202	(124,003)

Net Increase (Decrease) in Net Assets Resulting from Operations	19,790	(19,959)	46,592	(39,186)	4,060	(8,047)	54,632	(93,540)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,386	1,591	2,464	2,963	430	498	2,369	3,021

Transfers between variable accounts, net	10,420	(20,113)	(3,531)	(33,527)	(1,178)	(1,548)	(33,431)	(43,726)

Transfers—policy charges and deductions	(703)	(1,014)	(2,756)	(2,749)	(170)	(186)	(4,367)	(3,770)

Transfers—surrenders	(11,808)	(18,313)	(26,393)	(36,059)	(2,239)	(2,663)	(32,096)	(47,579)

Transfers—other	9	8	—	—	(1)	—	91	(9)

Net Decrease in Net Assets Derived from Policy Transactions	(696)	(37,841)	(30,216)	(69,372)	(3,158)	(3,899)	(67,434)	(92,063)

NET INCREASE (DECREASE) IN NET ASSETS	19,094	(57,800)	16,376	(108,558)	902	(11,946)	(12,802)	(185,603)

NET ASSETS

Beginning of Year	78,822	136,622	202,930	311,488	18,866	30,812	253,107	438,710

End of Year	$97,916	$78,822	$219,306	$202,930	$19,768	$18,866	$240,305	$253,107

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Small-Cap Index Variable Account		Multi-Strategy Variable Account		Main Street Core Variable Account (1)		Emerging Markets Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($207)	($168)	$260	$2,345	($537)	($1,543)	($41)	($278)

Net realized loss from security transactions	(2,921)	(5,767)	(2,132)	(6,311)	(6,478)	(20,851)	(1,640)	(5,289)

Change in net unrealized appreciation (depreciation) on investments	16,867	(7,026)	21,796	(18,261)	51,406	(75,144)	18,362	4,442

Net Increase (Decrease) in Net Assets Resulting from Operations	13,739	(12,961)	19,924	(22,227)	44,391	(97,538)	16,681	(1,125)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	664	537	1,121	789	1,777	2,052	381	442

Transfers between variable accounts, net	11,114	26,230	(3,808)	(18,744)	8,561	(45,136)	2,920	(7,046)

Transfers—policy charges and deductions	(330)	(275)	(2,312)	(2,109)	(3,432)	(3,508)	(317)	(322)

Transfers—surrenders	(5,402)	(4,747)	(13,979)	(19,150)	(25,644)	(37,664)	(5,313)	(5,799)

Transfers—other	6	2	(4)	(2)	10	(3)	(19)	1

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,052	21,747	(18,982)	(39,216)	(18,728)	(84,259)	(2,348)	(12,724)

NET INCREASE (DECREASE) IN NET ASSETS	19,791	8,786	942	(61,443)	25,663	(181,797)	14,333	(13,849)

NET ASSETS

Beginning of Year	35,421	26,635	105,095	166,538	185,196	366,993	28,415	42,264

End of Year	$55,212	$35,421	$106,037	$105,095	$210,859	$185,196	$42,748	$28,415

(1)	Formerly named Large-Cap Core Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Inflation Managed Variable Account		Managed Bond Variable Account		Small-Cap Value Variable Account (1)	Money Market Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Period Ended December 31, 2003	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$8,904	$1,987	$25,243	$17,376	$17	($605)	$293

Net realized gain (loss) from security transactions	4,131	420	9,154	3,884	(4)	319	93

Change in net unrealized appreciation (depreciation) on investments	(1,366)	18,685	(17,884)	16,880	4,769	(292)	(71)

Net Increase (Decrease) in Net Assets Resulting from Operations	11,669	21,092	16,513	38,140	4,782	(578)	315

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,270	1,535	3,704	4,554	373	2,882	3,866

Transfers between variable accounts, net	(34,281)	89,123	(73,157)	(86,825)	22,118	(36,102)	32,147

Transfers—policy charges and deductions	(2,667)	(1,932)	(4,886)	(5,437)	(109)	(4,282)	(4,556)

Transfers—surrenders	(27,341)	(28,607)	(51,426)	(65,776)	(1,542)	(49,065)	(89,397)

Transfers—other	118	5	246	(2)	5	10	—

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(61,901)	60,124	(125,519)	(153,486)	20,845	(86,557)	(57,940)

NET INCREASE (DECREASE) IN NET ASSETS	(50,232)	81,216	(109,006)	(115,346)	25,627	(87,135)	(57,625)

NET ASSETS

Beginning of Year	196,324	115,108	379,484	494,830	—	163,686	221,311

End of Year	$146,092	$196,324	$270,478	$379,484	$25,627	$76,551	$163,686

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	High Yield Bond Variable Account		Equity Income Variable Account (1)		Equity Variable Account		Aggressive Equity Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Period Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	$6,623	$8,247	$3	$23	($627)	($978)	($281)	($659)

Net realized loss from security transactions	(8,228)	(16,829)	(757)	(1,172)	(12,636)	(19,205)	(7,331)	(8,185)

Change in net unrealized appreciation (depreciation) on investments	19,751	3,511	3,645	(922)	27,291	(15,154)	17,744	(9,248)

Net Increase (Decrease) in Net Assets Resulting from Operations	18,146	(5,071)	2,891	(2,071)	14,028	(35,337)	10,132	(18,092)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	1,538	991	172	183	558	946	413	603

Transfers between variable accounts, net	34,499	(9,434)	5	18,086	(5,703)	(21,327)	(5,877)	5,903

Transfers—policy charges and deductions	(1,298)	(1,659)	(151)	(117)	(1,354)	(1,235)	(407)	(554)

Transfers—surrenders	(19,272)	(19,220)	(2,082)	(2,056)	(8,966)	(15,135)	(5,048)	(8,185)

Transfers—other	40	(17)	2	4	78	(11)	2	5

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	15,507	(29,339)	(2,054)	16,100	(15,387)	(36,762)	(10,917)	(2,228)

NET INCREASE (DECREASE) IN NET ASSETS	33,653	(34,410)	837	14,029	(1,359)	(72,099)	(785)	(20,320)

NET ASSETS

Beginning of Year	96,579	130,989	14,029	—	70,812	142,911	39,478	59,798

End of Year	$130,232	$96,579	$14,866	$14,029	$69,453	$70,812	$38,693	$39,478

(1)	Operations commenced on January 2, 2002.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(In thousands)

	Large-Cap Value Variable Account		Comstock Variable Account (1)		Real Estate Variable Account		Mid-Cap Growth Variable Account

	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2003	Year Ended December 31, 2002

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS

Net investment income (loss)	($74)	($520)	($62)	($115)	$1,392	$1,804	($111)	($111)

Net realized gain (loss) from security transactions	(8,027)	(11,966)	(588)	(2,368)	339	(1,734)	(3,900)	(2,973)

Change in net unrealized appreciation (depreciation) on investments	39,420	(28,233)	6,813	(442)	9,643	(2,081)	6,170	(3,289)

Net Increase (Decrease) in Net Assets Resulting from Operations	31,319	(40,719)	6,163	(2,925)	11,374	(2,011)	2,159	(6,373)

INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS

Transfer of net premiums	2,454	2,145	420	64	712	538	248	162

Transfers between variable accounts, net	3,288	(4,196)	21,400	(1,119)	1,783	4,205	569	4,691

Transfers—policy charges and deductions	(1,358)	(1,186)	(170)	(101)	(311)	(330)	(106)	(60)

Transfers—surrenders	(15,219)	(20,306)	(2,316)	(1,549)	(6,663)	(6,891)	(1,443)	(1,337)

Transfers—other	22	17	5	15	(2)	7	—	(1)

Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(10,813)	(23,526)	19,339	(2,690)	(4,481)	(2,471)	(732)	3,455

NET INCREASE (DECREASE) IN NET ASSETS	20,506	(64,245)	25,502	(5,615)	6,893	(4,482)	1,427	(2,918)

NET ASSETS

Beginning of Year	117,436	181,681	6,619	12,234	35,988	40,470	9,146	12,064

End of Year	$137,942	$117,436	$32,121	$6,619	$42,881	$35,988	$10,573	$9,146

(1)	Formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

Selected accumulation unit value (AUV), total units outstanding, total net assets, ratios of investment income and expenses to average daily net assets, and total returns for each year or period ended are presented in the table below.

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

Blue Chip

2003	$7.28	10,966,798	$79,865	0.22%	1.25%	23.81%

2002	5.88	12,794,576	75,259	0.11%	1.25%	(26.86%	)
01/02/2001 – 12/31/2001	8.04	13,611,930	109,474	0.11%	1.25%	(19.58%	)

Aggressive Growth

2003	$7.60	664,667	$5,052	0.00%	1.25%	25.09%

2002	6.08	527,332	3,204	0.00%	1.25%	(23.30%	)
01/02/2001 – 12/31/2001	7.92	2,268,467	17,972	0.00%	1.25%	(20.77%	)

Diversified Research

2003	$10.25	3,548,204	$36,382	0.41%	1.25%	30.98%

2002	7.83	2,866,659	22,441	0.29%	1.25%	(25.14%	)
2001	10.46	2,773,119	28,999	0.23%	1.25%	(3.96%	)

Small-Cap Equity

2003	$35.84	1,252,791	$44,897	0.56%	1.25%	39.06%

2002	25.77	1,055,078	27,190	0.45%	1.25%	(24.53%	)
2001	34.15	1,403,861	47,939	14.91%	1.25%	(3.77%	)

International Large-Cap

2003	$6.56	13,064,458	$85,686	1.28%	1.25%	28.90%

2002	5.09	12,292,762	62,550	0.94%	1.25%	(18.65%	)
2001	6.25	15,304,319	95,728	0.84%	1.25%	(19.31%	)

Short Duration Bond (3)
05/01/2003 – 12/31/2003	$10.01	6,105,155	$61,128	2.57%	1.25%	0.13%

I-Net Tollkeeper

2003	$3.76	2,375,489	$8,944	0.00%	1.25%	41.44%

2002	2.66	1,675,888	4,461	0.00%	1.25%	(39.38%	)
2001	4.39	2,089,045	9,173	0.00%	1.25%	(34.72%	)

Financial Services

2003	$9.84	893,116	$8,789	0.86%	1.25%	27.41%

2002	7.72	628,358	4,853	0.20%	1.25%	(15.65%	)
01/02/2001 – 12/31/2001	9.16	823,451	7,540	0.35%	1.25%	(8.43%	)

Health Sciences

2003	$8.72	1,149,106	$10,017	0.00%	1.25%	26.24%

2002	6.91	870,570	6,011	0.00%	1.25%	(24.26%	)
01/02/2001 – 12/31/2001	9.12	1,126,834	10,273	0.00%	1.25%	(8.83%	)

Technology

2003	$4.35	2,336,882	$10,170	0.00%	1.25%	40.80%

2002	3.09	1,149,444	3,553	0.00%	1.25%	(47.01%	)
01/02/2001 – 12/31/2001	5.83	1,054,641	6,152	0.00%	1.25%	(41.67%	)

Growth LT

2003	$29.43	10,025,193	$295,057	0.00%	1.25%	32.31%

2002	22.24	13,242,258	294,557	1.03%	1.25%	(29.86%	)
2001	31.71	17,994,286	570,631	16.84%	1.25%	(30.44%	)

Focused 30
2003	$6.90	999,087	$6,895	0.00%	1.25%	40.49%
2002	4.91	754,441	3,706	0.16%	1.25%	(30.29%	)
2001	7.05	1,267,953	8,934	0.07%	1.25%	(14.44%	)

Mid-Cap Value

2003	$15.46	6,334,603	$97,916	0.56%	1.25%	27.50%

2002	12.12	6,501,783	78,822	7.04%	1.25%	(15.52%	)
2001	14.35	9,519,914	136,622	3.42%	1.25%	11.89%

International Value

2003	$14.89	14,724,076	$219,306	1.66%	1.25%	26.13%

2002	11.81	17,184,202	202,930	0.84%	1.25%	(14.98%	)
2001	13.89	22,426,166	311,488	2.65%	1.25%	(22.85%	)

See Notes to Financial Statements	See explanation of references on I-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

Capital Opportunities
2003	$7.57	2,609,867	$19,768	0.39%	1.25%	25.55%
2002	6.03	3,127,234	18,866	0.18%	1.25%	(27.69%	)
01/02/2001 – 12/31/2001	8.34	3,693,166	30,812	0.17%	1.25%	(16.57%	)

Equity Index
2003	$31.90	7,533,380	$240,305	1.38%	1.25%	26.70%
2002	25.18	10,053,324	253,107	9.54%	1.25%	(23.31%	)
2001	32.83	13,363,360	438,710	1.40%	1.25%	(13.25%	)

Small-Cap Index
2003	$12.70	4,346,805	$55,212	0.71%	1.25%	44.71%
2002	8.78	4,035,481	35,421	0.78%	1.25%	(22.17%	)
2001	11.28	2,361,793	26,635	8.50%	1.25%	0.46%

Multi-Strategy
2003	$29.08	3,646,300	$106,037	1.51%	1.25%	21.74%
2002	23.89	4,399,716	105,095	3.02%	1.25%	(14.15%	)
2001	27.82	5,985,636	166,538	2.68%	1.25%	(2.39%	)

Main Street Core (4)
2003	$27.67	7,619,421	$210,859	0.97%	1.25%	25.38%
2002	22.07	8,390,555	185,196	0.67%	1.25%	(29.29%	)
2001	31.22	11,756,550	366,993	1.72%	1.25%	(10.01%	)

Emerging Markets
2003	$9.30	4,593,945	$42,748	1.11%	1.25%	66.35%
2002	5.59	5,080,084	28,415	0.51%	1.25%	(4.27%	)
2001	5.84	7,233,057	42,264	0.13%	1.25%	(9.82%	)

Inflation Managed
2003	$24.97	5,851,255	$146,092	6.19%	1.25%	6.90%
2002	23.36	8,405,588	196,324	2.47%	1.25%	14.02%
2001	20.48	5,619,239	115,108	3.65%	1.25%	2.96%

Managed Bond
2003	$25.24	10,717,247	$270,478	9.15%	1.25%	4.91%
2002	24.06	15,775,303	379,484	5.30%	1.25%	9.55%
2001	21.96	22,535,629	494,830	5.12%	1.25%	5.99%

Small-Cap Value (3)
05/01/2003 – 12/31/2003	$12.59	2,035,868	$25,627	1.36%	1.25%	25.88%

Money Market
2003	$14.76	5,185,940	$76,551	0.78%	1.25%	(0.47%	)
2002	14.83	11,037,212	163,686	1.40%	1.25%	0.15%
2001	14.81	14,945,680	221,311	3.71%	1.25%	2.57%

High Yield Bond
2003	$24.89	5,231,336	$130,232	7.37%	1.25%	18.80%
2002	20.96	4,608,773	96,579	8.70%	1.25%	(4.21%	)
2001	21.88	5,987,487	130,989	9.73%	1.25%	0.08%

Equity Income
2003	$10.65	1,396,267	$14,866	1.27%	1.25%	24.67%
01/02/2002 – 12/31/2002	8.54	1,642,668	14,029	1.48%	1.25%	(14.60%	)

Equity
2003	$16.18	4,293,338	$69,453	0.35%	1.25%	22.79%
2002	13.17	5,374,870	70,812	0.31%	1.25%	(27.42%	)
2001	18.15	7,872,674	142,911	5.99%	1.25%	(22.74%	)

Aggressive Equity
2003	$9.55	4,052,716	$38,693	0.48%	1.25%	31.49%
2002	7.26	5,437,137	39,478	0.00%	1.25%	(26.03%	)
2001	9.82	6,092,175	59,798	0.00%	1.25%	(18.28%	)

See Notes to Financial Statements	See explanation of references on I-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

For the Year or Period Ended	AUV at End of Year/Period	Number of Units Outstanding	Total Net Assets (in $000’s)	Ratios of Investment Income to Average Net Assets (1)	Ratios of Expenses to Average Net Assets (1)	Total Returns (2)

Large-Cap Value

2003	$11.76	11,727,947	$137,942	1.19%	1.25%	29.61%

2002	9.07	12,940,961	117,436	0.90%	1.25%	(23.92%	)
2001	11.93	15,232,214	181,681	4.35%	1.25%	(4.85%	)

Comstock (5)

2003	$8.66	3,710,085	$32,121	0.94%	1.25%	29.76%

2002	6.67	992,013	6,619	0.12%	1.25%	(23.12%	)
2001	8.68	1,409,565	12,234	0.37%	1.25%	(10.99%	)

Real Estate

2003	$18.51	2,316,021	$42,881	4.99%	1.25%	35.82%

2002	13.63	2,639,881	35,988	5.30%	1.25%	(1.56%	)
2001	13.85	2,922,345	40,470	3.70%	1.25%	7.19%

Mid-Cap Growth

2003	$5.40	1,957,362	$10,573	0.00%	1.25%	28.77%

2002	4.19	2,180,363	9,146	0.00%	1.25%	(47.69%	)
01/02/2001 – 12/31/2001	8.02	1,504,437	12,064	0.00%	1.25%	(19.81%	)

(1)	The ratios of investment income and expenses to average daily net assets for periods of less than one full year are annualized.

(2)	Total returns reflect a deduction for mortality and expense risk charges assessed through the daily accumulation unit value calculation and these charges are assessed at an annual rate of 1.25% of the average daily net assets of each Variable Account as discussed in Note 5 to Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, administrative charges, maintenance fees, premium tax charges, withdrawal and surrender charges, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns for periods of less than one full year are not annualized.

(3)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(4)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

(5)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2003 is comprised of thirty-two subaccounts called Variable Accounts: the Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net TollkeeperSM, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street® Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts. (I-Net Tollkeeper is a service mark of Goldman, Sachs & Co., and Main Street is a registered trademark of OppenheimerFunds.) The assets in each Variable Account invest in shares of the corresponding portfolios of Pacific Select Fund (the “Fund”), each of which pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through F of this brochure and should be read in conjunction with the Separate Account’s financial statements.

The Separate Account organized and registered with the Securities and Exchange Commission two new Variable Accounts that began operations in 2003: the Short Duration Bond and Small-Cap Value Variable Accounts. Both Variable Accounts commenced operations on May 1, 2003.

On December 31, 2003, the net assets of the Fund’s Research, Global Growth, and Telecommunications Portfolios (the “Acquired Portfolios”), the underlying portfolios for the Research, Global Growth, and Telecommunications Variable Accounts, were transferred to the Fund’s Diversified Research, International Large-Cap, and Technology Portfolios (the “Surviving Portfolios”), respectively, in exchange for shares of the respective Surviving Portfolios (the “Reorganization”). In connection with the Reorganization, a total of 102,754 outstanding accumulation units (valued at $986,927) of the Research Variable Account were exchanged for 96,251 accumulation units with equal value of the Diversified Research Variable Account; a total of 415,089 outstanding accumulation units (valued at $3,624,470) of the Global Growth Variable Account were exchanged for 552,621 accumulation units with equal value of the International Large-Cap Variable Account; and a total of 336,902 outstanding accumulation units (valued at $1,252,142) of the Telecommunications Variable Account were exchanged for 287,717 accumulation units with equal value of the Technology Variable Account.

The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on November 30, 1989 and commenced operations on July 24, 1990. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuities, are obligations of Pacific Life.

The Separate Account held by Pacific Life represents funds from individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The assets of the Separate Account are carried at market value.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A. Valuation of Investments

Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

B. Security Transactions and Investment Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

During 2003, the Fund declared dividends for each portfolio, except for the Aggressive Growth, I-Net Tollkeeper, Health Sciences, Technology, Growth LT, Focused 30, and Mid-Cap Growth Portfolios. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolios.

3. RELATED PARTY AGREEMENT

Pacific Select Distributors, Inc., a wholly-owned subsidiary of Pacific Life, serves as principle underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. SEPARATE ACCOUNT’S COST OF INVESTMENTS IN THE FUND SHARES

The cost of investments in the Fund shares are determined on an identified cost basis, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk charges (M&E). A reconciliation of total cost and market value of the Separate Account’s investments in the Fund as of December 31, 2003, were as follows (amounts in thousands):

	Variable Accounts

	Blue Chip	Aggressive Growth	Diversified Research	Small-Cap Equity	International Large-Cap	Short Duration Bond (1)

Total cost of investments at beginning of year	$111,794	$3,639	$26,878	$34,329	$88,839	$—

Add: Total net proceeds from policy and M&E transactions	10,391	3,762	12,962	17,738	15,539	63,870

Reinvested distributions from the Fund	166	—	107	176	871	1,001

Sub-Total	122,351	7,401	39,947	52,243	105,249	64,871

Less: Cost of investments disposed during the year	32,780	3,274	7,662	12,742	18,021	3,329

Total cost of investments at end of year	89,571	4,127	32,285	39,501	87,228	61,542

Add: Unrealized appreciation (depreciation)	(9,706)	925	4,097	5,396	(1,542)	(414)

Total market value of investments at end of year	$79,865	$5,052	$36,382	$44,897	$85,686	$61,128

	I-Net Tollkeeper	Financial Services	Health Sciences	Technology	Growth LT	Focused 30

Total cost of investments at beginning of year	$6,656	$5,173	$6,595	$4,613	$339,420	$5,507

Add: Total net proceeds from policy and M&E transactions	7,536	7,916	8,104	26,986	39,760	4,088

Reinvested distributions from the Fund	—	55	—	—	—	—

Sub-Total	14,192	13,144	14,699	31,599	379,180	9,595

Less: Cost of investments disposed during the year	7,075	5,792	6,057	23,187	132,298	3,325

Total cost of investments at end of year	7,117	7,352	8,642	8,412	246,882	6,270

Add: Unrealized appreciation	1,827	1,437	1,375	1,758	48,175	625

Total market value of investments at end of year	$8,944	$8,789	$10,017	$10,170	$295,057	$6,895

	Mid-Cap Value	International Value	Capital Opportunities	Equity Index	Small-Cap Index	Multi-Strategy

Total cost of investments at beginning of year	$77,088	$263,521	$26,348	$227,924	$41,255	$113,780

Add: Total net proceeds from policy and M&E transactions	24,540	22,473	2,771	28,067	26,659	3,131

Reinvested distributions from the Fund	454	3,262	69	3,267	273	1,529

Sub-Total	102,082	289,256	29,188	259,258	68,187	118,440

Less: Cost of investments disposed during the year	27,496	75,282	9,644	94,339	24,008	25,514

Total cost of investments at end of year	74,586	213,974	19,544	164,919	44,179	92,926

Add: Unrealized appreciation	23,330	5,332	224	75,386	11,033	13,111

Total market value of investments at end of year	$97,916	$219,306	$19,768	$240,305	$55,212	$106,037

	Main Street Core (2)	Emerging Markets	Inflation Managed	Managed Bond	Small-Cap Value (1)	Money Market

Total cost of investments at beginning of year	$217,127	$32,160	$172,957	$346,965	$—	$163,118

Add: Total net proceeds from policy and M&E transactions	22,370	8,234	26,130	5,761	21,450	174,907

Reinvested distributions from the Fund	1,883	342	11,163	29,248	191	1,017

Sub-Total	241,380	40,736	210,250	381,974	21,641	339,042

Less: Cost of investments disposed during the year	49,996	12,604	86,160	126,132	783	262,767

Total cost of investments at end of year	191,384	28,132	124,090	255,842	20,858	76,275

Add: Unrealized appreciation	19,475	14,616	22,002	14,636	4,769	276

Total market value of investments at end of year	$210,859	$42,748	$146,092	$270,478	$25,627	$76,551

(1)	Operations commenced during 2003 (See Note 1 to Financial Statements).

(2)	The Main Street Core Variable Account was formerly named Large-Cap Core Variable Account.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	Variable Accounts

	High Yield Bond	Equity Income	Equity	Aggressive Equity	Large-Cap Value	Comstock (1)

Total cost of investments at beginning of year	$116,059	$14,951	$98,456	$53,840	$156,944	$8,187

Add: Total net proceeds from policy and M&E transactions	47,864	3,747	15,376	16,920	9,052	21,684

Reinvested distributions from the Fund	7,974	167	239	175	1,419	191

Sub-Total	171,897	18,865	114,071	70,935	167,415	30,062

Less: Cost of investments disposed during the year	41,936	6,722	44,266	35,626	29,384	3,186

Total cost of investments at end of year	129,961	12,143	69,805	35,309	138,031	26,876

Add: Unrealized appreciation (depreciation)	271	2,723	(352)	3,384	(89)	5,245

Total market value of investments at end of year	$130,232	$14,866	$69,453	$38,693	$137,942	$32,121

	Real Estate	Mid-Cap Growth

Total cost of investments at beginning of year	$31,858	$13,077

Add: Total net proceeds from policy and M&E transactions	6,673	12,092

Reinvested distributions from the Fund	1,856	—

Sub-Total	40,387	25,169

Less: Cost of investments disposed during the year	11,279	16,835

Total cost of investments at end of year	29,108	8,334

Add: Unrealized appreciation	13,773	2,239

Total market value of investments at end of year	$42,881	$10,573

5. CHARGES AND EXPENSES

Pacific Life charges the Separate Account daily for mortality and expense risks assumed with respect to the Contracts funded by the Separate Account at an annual rate of 1.25% of the average daily net assets of each Variable Account. Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account for administrative and contract maintenance expenses assumed, any optional benefit riders, any state and local premium tax charges, and any withdrawal and surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

6. SUBSEQUENT EVENT

On February 24, 2004, the Pacific Select Fund’s Board approved a Plan of Reorganization (the “Reorganization”) whereby, subject to approval of shareholders of the Small-Cap Equity Portfolio, the underlying portfolio for the Small-Cap Equity Variable Account, the Small-Cap Index Portfolio, the underlying portfolio for the Small-Cap Index Variable Account, will acquire all of the assets and the liabilities of the Small-Cap Equity Portfolio. The Reorganization is expected to be effective as the close of business on April 30, 2004, or on a later date as the parties may agree.

(1)	The Comstock Variable Account was formerly named Strategic Value Variable Account.

INDEPENDENT AUDITORS’ REPORT

The Board of Directors

Pacific Life Insurance Company:

We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account (the “Separate Account”) (comprised of Blue Chip, Aggressive Growth, Diversified Research, Small-Cap Equity, International Large-Cap, Short Duration Bond, I-Net Tollkeeper, Financial Services, Health Sciences, Technology, Growth LT, Focused 30, Mid-Cap Value, International Value, Capital Opportunities, Equity Index, Small-Cap Index, Multi-Strategy, Main Street Core (formerly Large-Cap Core), Emerging Markets, Inflation Managed, Managed Bond, Small-Cap Value, Money Market, High Yield Bond, Equity Income, Equity, Aggressive Equity, Large-Cap Value, Comstock (formerly Strategic Value), Real Estate, and Mid-Cap Growth Variable Accounts, collectively, the “Variable Accounts”) as of December 31, 2003, the related statements of operations for the year then ended (as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), the statements of changes in net assets for each of the two years in the period then ended (as to the Equity Income Variable Account, for the year ended December 31, 2003, and for the period from commencement of operations through December 31, 2002, and as to the Short Duration Bond and Small-Cap Value Variable Accounts, for the period from commencement of operations through December 31, 2003), and the financial highlights for each of the three years in the period then ended (as to the Blue Chip, Aggressive Growth, Short Duration Bond, Financial Services, Health Sciences, Technology, Capital Opportunities, Small-Cap Value, Equity Income, and Mid-Cap Growth Variable Accounts, for the periods from commencement of operations through December 31, 2003). These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2003. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements and financial highlights presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Pacific Select Variable Annuity Separate Account as of December 31, 2003, the results of their operations, the changes in their net assets, and the related financial highlights for the respective stated periods, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California

February 24, 2004

K-1

Annual Reports

as of December 31, 2003

•	Pacific Select Fund

•	Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company

Accountants

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626

Counsel

Dechert, LLP

1775 I Street, N.W.

Washington, D.C. 20006-2401

Pacific Life Insurance Company

P.O. Box 7187

Pasadena, California 91109-7187

ADDRESS SERVICE REQUESTED

Form No. 302-4A